property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
property, plant and equipment
Property, plant and equipment at beginning of period			$ 15,014
Depreciation	$ 527	$ 505	1,051	$ 1,028
Property, plant and equipment at end of period	15,314		15,314
Contractual commitments for the acquisition of property, plant and equipment	553		553		$ 235
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			13,379
Property, plant and equipment at end of period	13,724		13,724
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			10,852
Property, plant and equipment at end of period	10,989		10,989
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,319
Property, plant and equipment at end of period	1,302		1,302
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			514
Property, plant and equipment at end of period	553		553
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			54
Property, plant and equipment at end of period	68		68
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			640
Property, plant and equipment at end of period	812		812
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,635
Property, plant and equipment at end of period	1,590		1,590
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			456
Property, plant and equipment at end of period	421		421
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,124
Property, plant and equipment at end of period	1,114		1,114
Impairment of assets			10
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			55
Property, plant and equipment at end of period	55		55
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			40,584
Additions			1,335
Additions arising from business acquisitions			6
Dispositions, retirements and other			(378)
Net foreign exchange differences			(32)
Property, plant and equipment at end of period	41,515		41,515
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			38,497
Additions			1,222
Additions arising from business acquisitions			5
Dispositions, retirements and other			(358)
Net foreign exchange differences			(20)
Property, plant and equipment at end of period	39,346		39,346
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			32,972
Additions			423
Dispositions, retirements and other			(307)
Assets under construction put into service	475		475
Net foreign exchange differences			(4)
Property, plant and equipment at end of period	33,559		33,559
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,428
Additions			19
Additions arising from business acquisitions			1
Dispositions, retirements and other			(10)
Assets under construction put into service	36		36
Net foreign exchange differences			(5)
Property, plant and equipment at end of period	3,469		3,469
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,403
Additions			34
Additions arising from business acquisitions			4
Dispositions, retirements and other			(41)
Assets under construction put into service	48		48
Net foreign exchange differences			(10)
Property, plant and equipment at end of period	1,438		1,438
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			54
Additions			3
Assets under construction put into service	11		11
Property, plant and equipment at end of period	68		68
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			640
Additions			743
Assets under construction put into service	(570)		(570)
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	812		812
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			2,087
Additions			113
Additions arising from business acquisitions			1
Dispositions, retirements and other			(20)
Net foreign exchange differences			(12)
Property, plant and equipment at end of period	2,169		2,169
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			499
Dispositions, retirements and other			3
Property, plant and equipment at end of period	502		502
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,506
Additions			100
Additions arising from business acquisitions			1
Dispositions, retirements and other			(14)
Net foreign exchange differences			(12)
Property, plant and equipment at end of period	1,581		1,581
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			82
Additions			13
Dispositions, retirements and other			(9)
Property, plant and equipment at end of period	86		86
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			(25,570)
Depreciation			1,051
Dispositions, retirements and other			(402)
Net foreign exchange differences			(18)
Property, plant and equipment at end of period	(26,201)		(26,201)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			(25,118)
Depreciation			910
Dispositions, retirements and other			(394)
Net foreign exchange differences			(12)
Property, plant and equipment at end of period	(25,622)		(25,622)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(22,120)
Depreciation			762
Dispositions, retirements and other			(308)
Net foreign exchange differences			(4)
Property, plant and equipment at end of period	(22,570)		(22,570)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			(2,109)
Depreciation			67
Dispositions, retirements and other			(7)
Net foreign exchange differences			(2)
Property, plant and equipment at end of period	(2,167)		(2,167)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			(889)
Depreciation			81
Dispositions, retirements and other			(79)
Net foreign exchange differences			(6)
Property, plant and equipment at end of period	(885)		(885)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			(452)
Depreciation			141
Dispositions, retirements and other			(8)
Net foreign exchange differences			(6)
Property, plant and equipment at end of period	(579)		(579)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(43)
Depreciation			37
Dispositions, retirements and other			1
Property, plant and equipment at end of period	(81)		(81)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			(382)
Depreciation			96
Dispositions, retirements and other			(5)
Net foreign exchange differences			(6)
Property, plant and equipment at end of period	(467)		(467)
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			(27)
Depreciation			8
Dispositions, retirements and other			(4)
Property, plant and equipment at end of period	$ (31)		$ (31)